General Information (Details Narrative) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Shares issued		5,000,000	5,000,000
Shares outstanding		5,000,000
Ordinary shares	5,000,000
Shares of outstanding describsition		This consists of 101,202 shares of outstanding K Enter’s common stock, 47,013 shares of K Enter Ordinary Shares to be issued to the owners of the Six Korean Entities pursuant to the equity purchase agreement based on 312.1:1 conversion ratio calculated with a foreign exchange rate of KRW 1,470.00 / USD $1.00, and 40,798 K Wave Ordinary Shares to be issued to the holders of K Enter’s Series A Preferred Stock and Series A-1 Preferred Stock based on the conversion of the of K Enter Series A Preferred Stock and Series A-1 Preferred Stock. The total ordinary shares of the Company to be issued to the stockholders of K Enter will be 59,000,000 ordinary shares in connection with the closing of the Business Combination. Following the consummation of all the transactions contemplated by the Business Combination, the total outstanding shares of the Company will be 63,178,790.
Global Star [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares		4,178,790
K Enter [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares		189,013